Voyage and Vessel operating expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Voyage And Vessel Operating Expenses
Crew wages and related costs	$ 126,180	$ 109,311	$ 103,701
Insurances	14,981	13,002	10,311
Maintenance, repairs, spares and stores	44,646	37,947	25,675
Lubricants	11,823	10,669	9,833
Tonnage taxes (Note 13)	2,634	2,103	2,087
Pre-delivery and Pre-joining expenses	3,104	0	1,507
Miscellaneous	5,293	5,511	6,948
Total vessel operating expenses	$ 208,661	$ 178,543	$ 160,062